- INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2016
- INTANGIBLE ASSETS [Abstract]
- INTANGIBLE ASSETS

NOTE 6 - INTANGIBLE ASSETS

	Website	Totals
Cost
As at November 11, 2014	$-	$-
Additions	225	225
Disposals	-	-
As at June 30, 2016	$225	225

Depreciation	-	-
As at November 11, 2014	-	-
Change for the period	(172)	(172)
As at June 30, 2016	$(172)	$(172)

Net book value	$53	$53